RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIESOther than disclosed below and elsewhere in these interim condensed consolidated financial statements, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the six-month period ended June 30, 2023.